DIVIDEND PAYABLE	12 Months Ended
Sep. 30, 2012
Dividends [Abstract]
DIVIDEND PAYABLE

NOTE 17. DIVIDEND PAYABLE

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Dividend due to shareholders	817	788
	817	788

In fiscal year 2009 the shareholders made a resolution to appropriate US$4,096,000 to all shareholders in proportion to their shareholding percentage. In fiscal year 2010, two shareholders received their dividend payment. The balance represents outstanding unpaid dividends to the shareholders.